Significant Accounting Policies - Schedule of Estimated Useful Lives of Assets (Details)	12 Months Ended
Dec. 31, 2018
Plant And Building [Member] | Maximum [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	24 years
Plant And Building [Member] | Minimum [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Machinery and Equipment [Member] | Maximum [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Machinery and Equipment [Member] | Minimum [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	8 years
Motor vehicles [Member] | Maximum [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Motor vehicles [Member] | Minimum [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	4 years
Office Equipment And Furniture [Member] | Maximum [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Office Equipment And Furniture [Member] | Minimum [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Leasehold Improvements [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	Lesser of useful lives and term of lease